UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2527


                               Scudder Money Funds
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Tax-Exempt Money Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)             Value ($)
                                                                                 -------------------------------------------

Municipal Investments 99.6%
Alaska 2.0%
Alaska, State General Obligation, Series 1825,
1.8%*, 2/1/2011 (a)                                                                        11,915,000            11,915,000
                                                                                                                -----------
California 4.6%
California, California State University,
1.27%, 1/7/2005                                                                             5,000,000             5,000,000
California, East Bay Water Authority, 1.7%, 1/11/2005                                       5,000,000             5,000,000
California, General Obligation, Series C-4, 1.82%*, 5/1/2033,
Landesbank Hessen-Thuringen (b)                                                             3,900,000             3,900,000
Los Angeles County, CA, Capital Asset Lease Revenue,
1.72%, 1/6/2005                                                                             5,410,000             5,410,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                                   7,700,000             7,770,048
                                                                                                                -----------
                                                                                                                 27,080,048

Colorado 5.1%
Colorado, State Educational Loan Program, Series L49J,
1.8%*, 8/9/2005                                                                            12,000,000            12,000,000
Colorado, Educational & Cultural Facilities Authority Revenue,
Vail Mountain School Project, 1.82%*, 5/1/2033, KeyBank NA (b)                              3,200,000             3,200,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows
Manor Project, 1.77%*, 6/1/2021, Bank One NA (b)                                            3,935,000             3,935,000
Colorado, University of Colorado, Hospital Authority Revenue,
Series B, 1.8%*, 11/15/2035, Citibank NA (b)                                               11,000,000            11,000,000
                                                                                                                -----------
                                                                                                                 30,135,000

District of Columbia 0.5%
District of Columbia, General Obligation;
Series D, 1.77%*, 6/1/2029 (a)                                                                920,000               920,000
Multimodal, Series A, 1.75%*, 6/1/2015 (a)                                                  1,895,000             1,895,000
                                                                                                                -----------
                                                                                                                  2,815,000

Florida 6.9%
Broward County, FL, Housing Finance Authority, Multi-Family
Housing Revenue, Series Floater PT-703, 1.78%*, 9/1/2026                                    1,050,000             1,050,000
Broward County, FL, School Board Certificates of Participation,
Series R-1056, 1.81%*, 7/1/2019 (a)                                                         4,305,000             4,305,000
Charlotte County, FL, Utility Revenue, Series B,
1.77%*, 10/1/2021 (a)                                                                       1,930,000             1,930,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital
Adventist Health, Series A, 1.77%*, 11/15/2032, SunTrust Bank (b)                           7,200,000             7,200,000
Jacksonville, FL, Industrial Development Revenue, Airport Hotel
Project, 1.8%*, 7/1/2013, Northern Trust Company (b)                                          800,000               800,000
Miami-Dade County, FL, Industrial Development Authority Revenue,
Gulliver Schools Project, 1.82%*, 9/1/2029, Bank of America NA (b)                          3,090,000             3,090,000
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 1.82%*, 11/1/2028,
Bank of America NA (b)                                                                     11,215,000            11,215,000
Orange County, FL, Housing Finance Authority, Multi-Family
Revenue, Falcon Trace Apartments Project,
Series D, AMT, 1.78%*, 10/1/2032                                                            4,275,000             4,275,000
Pinellas County, FL, Health Facilities Authority Revenue,
Hospital Facilities, Bayfront Projects, 1.74%*, 7/1/2034,
SunTrust Bank (b)                                                                           1,900,000             1,900,000
Sarasota County, FL, Health Facilities Authority Revenue,
Health Care Facilities, Bay Village Project,
1.82%*, 12/1/2023, Bank of America NA (b)                                                   4,200,000             4,200,000
Tampa, Health Care Facilities Revenue, Lifelink
Foundation, Inc. Project, 1.77%*, 8/1/2022, SunTrust Bank (b)                               1,300,000             1,300,000
                                                                                                                -----------
                                                                                                                 41,265,000

Georgia 6.7%
Atlanta, GA, Airport Revenue, General Funding:
Series C-3, 1.76%*, 1/1/2030 (a)                                                            6,500,000             6,500,000
Series B-2, 1.77%*, 1/1/2030 (a)                                                            7,000,000             7,000,000
Series C-1, 1.78%*, 1/1/2030 (a)                                                            4,000,000             4,000,000
Burke County, GA, Development Authority Pollution
Control Revenue, Oglethorpe Power Corp., 1.74%*, 1/1/2021 (a)                               1,000,000             1,000,000
Cobb County, GA, Housing Authority, Multi-Family
Housing Revenue, Post Mill Project, 1.76%*, 6/1/2025                                        2,400,000             2,400,000
Columbus, GA, Housing Authority Revenue, Columbus
State University Foundation, 1.77%*, 11/1/2017,
SunTrust Bank (b)                                                                           2,665,000             2,665,000
Gainsville, GA, Redevelopment Authority, Educational
Facilities Revenue, Riverside Military Project,
1.79%*, 7/1/2024, Wachovia Bank NA (b)                                                      3,340,000             3,340,000
Macon-Bibb County, GA, Hospital Authority Revenue,
Anticipation Certificates, Central Georgia Healthcare,
1.74%*, 5/1/2030, SunTrust Bank (b)                                                         2,230,000             2,230,000
Macon-Bibb County, GA, Hospital Authority Revenue,
Medical Center of Central Georgia, 1.77%*, 8/1/2018,
SunTrust Bank (b)                                                                           2,485,000             2,485,000
Rockdale County, GA, Hospital Authority Revenue,
Anticipation Certificates, 1.77%*, 10/1/2027, SunTrust Bank (b)                             1,395,000             1,395,000
Willacoochie, GA, Development Authority, Pollution
Control Revenue, Langboard, Inc. Project, AMT,
1.82%*, 5/1/2021, Bank of America NA (b)                                                    7,000,000             7,000,000
                                                                                                                -----------
                                                                                                                 40,015,000

Hawaii 0.3%
Hawaii, Department of Budget & Finance, Kahala Nui
Project, Series D, 1.77%*, 11/15/2033, LaSalle Bank NA (b)                                  2,050,000             2,050,000
                                                                                                                -----------
Idaho 0.4%
Power County, ID, Industrial Development Authority,
FMC Corp. Project, AMT, 1.86%*, 4/1/2014, Wachovia Bank NA (b)                              2,500,000             2,500,000
                                                                                                                -----------
Illinois 13.1%
Chicago, IL, General Obligation, Series B, 1.77%*, 1/1/2037 (a)                             7,050,000             7,050,000
Chicago, IL, Revenue Bonds, De La Salle Institution Project,
1.84%*, 4/1/2027, Fifth Third Bank (b)                                                      3,580,000             3,580,000
Chicago, IL, Revenue Bonds, Homestart Program, Series A,
1.84%*, 6/1/2005, Harris Trust & Savings Bank (b)                                           1,655,000             1,655,000
Chicago, IL, Sales Tax Revenue, 1.77%*, 1/1/2034 (a)                                        6,000,000             6,000,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co.
Project, AMT, 1.92%*, 5/1/2011, American National Bank & Trust (b)                          1,690,000             1,690,000
Cook County, IL, Industrial Development Revenue, 128th Place
Limited Partnership, AMT, 1.85%*, 7/1/2020, LaSalle Bank NA (b)                             2,400,000             2,400,000
Franklin Park, IL, Industrial Development Revenue, MacLean-Fogg Co.
Project, AMT, 1.95%*, 2/1/2007, Northern Trust Company (b)                                  5,000,000             5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies
Project, AMT, 1.95%*, 7/1/2024, Northern Trust Company (b)                                  4,320,000             4,320,000
Illinois, Development Finance Authority Revenue, Museum of
Contemporary Art Project, 1.77%*, 2/1/2029, Bank One NA (b)                                 3,800,000             3,800,000
Illinois, Development Finance Authority, Industrial Development
Revenue, Tripp Partners Project, AMT, 1.2%, 2/1/2013,
Northern Trust Company (b)                                                                  3,355,000             3,355,000
Illinois, Development Finance Authority, Industrial
Project Revenue, Grecian Delight Foods Project, AMT,
1.85%*, 8/1/2019, LaSalle Bank NA (b)                                                       5,300,000             5,300,000
Illinois, Development Finance Authority, Jewish
Federation Projects, 1.77%*, 9/1/2024 (a)                                                   2,350,000             2,350,000
Illinois, Finance Authority Revenue, Northwestern
University, Series A, 1.73%*, 12/1/2034                                                     3,000,000             3,000,000
Illinois, General Obligation, Series 1750, 1.8%*, 12/1/2010 (a)                             5,355,000             5,355,000
Illinois, General Obligation, Regional Transportation
Authority, Merlots, Series A-24, 1.84%*, 7/1/2032 (a)                                       2,175,000             2,175,000
Illinois, General Obligation, Star Certificates,
Series 03-20, 1.8%*, 11/1/2019 (a)                                                          5,725,000             5,725,000
Illinois, Health Facilities Authority Revenue,
The Carle Foundation, Series B, 1.77%*, 7/1/2028 (a)                                        4,400,000             4,400,000
Mundelein, IL, Industrial Development Revenue,
MacLean-Fogg Co. Project, AMT, 1.95%*, 1/1/2015,
Northern Trust Company (b)                                                                  6,500,000             6,500,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial
Development Revenue, Morey Realty Group, Inc. Project,
AMT, 1.92%*, 12/1/2016, Bank One NA (b)                                                     4,140,000             4,140,000
                                                                                                                -----------
                                                                                                                 77,795,000

Indiana 1.6%
Indiana, Development Finance Authority, Industrial
Development Revenue, Enterprise Center III Project,
AMT, 1.85%*, 6/1/2022 LaSalle Bank NA (b)                                                   4,500,000             4,500,000
Indiana, Development Finance Authority, Industrial
Development Revenue, Enterprise Center VI Project,
AMT, 1.85%*, 6/1/2022, LaSalle Bank NA (b)                                                  4,900,000             4,900,000
                                                                                                                -----------
                                                                                                                  9,400,000

Iowa 1.1%
Iowa, School Cash Anticipation Program, Warrant
Certificates, Series B, 2.0%, 1/28/2005 (a)                                                 6,500,000             6,515,148
                                                                                                                -----------
Kentucky 2.9%
Boone County, KY, Pollution Control Revenue, Cincinnati
Gas & Electric Co., Series A, 1.65%*, 8/1/2013, Credit Lyonnais (b)                         4,400,000             4,400,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of
Cities Funding Trust, 1.86%*, 3/1/2030, US Bank NA (b)                                      4,515,000             4,515,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005                                          8,600,000             8,600,000
                                                                                                                -----------
                                                                                                                 17,515,000

Maine 0.8%
Maine, Bond Anticipation Notes, 3.0%, 6/23/2005                                             4,600,000             4,638,526
                                                                                                                -----------
Michigan 5.5%
Detroit, MI, Water Supply, ABN AMRO Munitops, Certificate Trust, Series 2003-3,
144A, 1.81%*, 1/1/2011 (a)                                                                 15,900,000            15,900,000
Jackson County, MI, Economic Development Corp. Revenue, Spring
Arbor College Project, 1.82%*, 12/1/2020, Comerica Bank (b)                                 4,810,000             4,810,000
Michigan, Hospital Finance Authority Revenue,
Crittenton Hospital Medical Center, Series B,
1.75%*, 3/1/2014, Comerica Bank (b)                                                         7,210,000             7,210,000
Michigan, Housing Development Authority, Multi-Family
Revenue, River Place Apartments, AMT,
1.8%*, 6/1/2018, Bank of New York (b)                                                       1,525,000             1,525,000
Michigan, Municipal Securities Trust Certificates,
Series 9054, 144A, 1.83%*, 4/20/2011                                                        2,900,000             2,900,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Continental Aluminum Project, 1.92%*, 10/1/2015                                               290,000               290,000
Oakland County, MI, Economic Development Corp.,
Limited Obligation Revenue, Rochester College Project,
1.87%*, 8/1/2021, Bank One Michigan (b)                                                       100,000               100,000
                                                                                                                -----------
                                                                                                                 32,735,000

Missouri 0.8%
Missouri, Development Finance Board, Air Cargo
Facility Revenue, St. Louis Airport, AMT, 1.84%*, 3/1/2030,
American National Bank & Trust (b)                                                          5,000,000             5,000,000
                                                                                                                -----------
Nevada 2.1%
Las Vegas Valley, NV, Water District, Series B-10,
1.84%*, 6/1/2024 (a)                                                                        7,890,000             7,890,000
Nevada, Department Community, Industrial Development Revenue,
Dura Bond Project, Series A, AMT, 1.85%*, 1/1/2009,
Bank One Michigan (b)                                                                       4,600,000             4,600,000
                                                                                                                -----------
                                                                                                                 12,490,000

New Jersey 3.1%
Burlington County, NJ, Bond Anticipation Notes, 1.25%, 4/15/2005                            4,421,000             4,422,984
New Jersey, Economic Development Authority, Thermal Energy
Facilities Revenue, Marina Energy LLC, AMT, Series A,
1.75%*, 9/1/2031, First Union National Bank (b)                                             4,375,000             4,375,000
New Jersey, Floating Rate Trust Receipts,
Series L56J-D, 1.8%*, 6/24/2005                                                            10,000,000            10,000,000
                                                                                                                -----------
                                                                                                                 18,797,984

New York 1.0%
New York City, NY, Housing Development Corp.,
Multi-Family Mortgage Revenue, Columbus Apartments,
Series A, 1.74%*, 3/15/2025                                                                 2,050,000             2,050,000
New York City, NY, Transitional Finance Authority Revenue,
NYC Recovery, Series 1E, 1.74%*, 11/1/2022                                                    180,000               180,000
New York State, Jay Street Development Corp.,
Centers Facility Lease Revenue, Series A-2,
1.74%*, 5/1/2022, Depfa Bank PLC (b)                                                        1,500,000             1,500,000
New York, NY, General Highway & Bridge Trust Fund,
Stars Certificates, Series 2003-4, 1.78%*, 4/1/2011 (a)                                       100,000               100,000
Niagara County, NY, Industrial Development Agency,
Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited,
Series A, 1.84%*, 9/1/2021, KeyBank NA (b)                                                    350,000               350,000
Onondaga County, NY, Industrial Development Agency,
Civic Facility Revenue, YMCA of Greater Syracuse,
Series A, 1.84%*, 11/1/2025, HSBC Bank PLC (b)                                              1,100,000             1,100,000
Schenectady County, NY, Industrial Development Agency,
Civic Facility Revenue, Sunnyview, Series B,
1.79%*, 8/1/2033, KeyBank NA (b)                                                              790,000               790,000
                                                                                                                -----------
                                                                                                                  6,070,000

Ohio 3.9%
Athens County, OH, Port Authority, Housing Revenue,
University Housing for Ohio, Inc. Project,
1.79%*, 6/1/2032, Wachovia Bank NA (b)                                                      5,850,000             5,850,000
Cleveland, OH, Waterworks Revenue,
Series M, 1.75%*, 1/1/2033 (a)                                                              2,200,000             2,200,000
Cuyahoga, OH, Community College District,
General Receipts, Series B, 1.79%*, 12/1/2032 (a)                                           4,000,000             4,000,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer
Project, AMT, 1.92%*, 12/1/2019, National City Bank (b)                                     2,975,000             2,975,000
Ohio, Higher Educational Facilities Community Revenue,
Pooled Program, Series A, 1.82%*, 9/1/2020, Fifth Third Bank (b)                            6,210,000             6,210,000
Portage County, OH, Industrial Development Revenue,
Allen Aircraft Products Project, AMT,
1.94%*, 7/1/2018, National City Bank (b)                                                    1,805,000             1,805,000
                                                                                                                -----------
                                                                                                                 23,040,000

Oklahoma 1.1%
Blaine County, OK, Industrial Development Authority,
Industrial Redevelopment, Seaboard Farms, Inc.
Project, AMT, 1.84%*, 11/1/2018, SunTrust Bank (b)                                          1,500,000             1,500,000
Payne County, OK, Economic Development Authority,
Student Housing Revenue, OSUF Phase III Project,
1.78%*, 7/1/2032 (a)                                                                        5,305,000             5,305,000
                                                                                                                -----------
                                                                                                                  6,805,000

Oregon 1.1%
Hermiston, OR, Electric System Revenue, Private Activities,
Series A, 1.85%, 10/1/2032, Bank of America NA (b)                                          6,495,000             6,495,000
                                                                                                                -----------
Pennsylvania 10.1%
Allentown, PA, Area Hospital Authority Revenue,
Sacred Heart Hospital, Series B, 1.8%*, 7/1/2023,
Wachovia Bank NA (b)                                                                        6,115,000             6,115,000
Bucks County, PA, Tax & Revenue Anticipation Notes,
Series A, 2.0%, 12/31/2004                                                                 12,500,000            12,517,658
Dauphin County, PA, General Authority, Education &
Health Loan Program, 1.81%*, 11/1/2017 (a)                                                  5,695,000             5,695,000
Delaware Valley, PA, Regional Finance Authority,
Local Government Revenue, 1.76%*, 8/1/2016,
Toronto-Dominion Bank (b)                                                                   1,500,000             1,500,000
Manheim Township, PA, School District, 1.81%*, 6/1/2016 (a)                                 3,995,000             3,995,000
Montgomery County, PA, Industrial Development Authority,
Pollution Control Revenue, Series B, AMT,
1.77%*, 10/1/2034, Wachovia Bank NA (b)                                                     2,400,000             2,400,000
Pennsylvania, Economic Development Financing Authority,
Exempt Facilities Revenue, Amtrak Project, Series B, AMT,
1.79%*, 11/1/2041, Morgan Guaranty Trust (b)                                                  900,000               900,000
Pennsylvania, Economic Development Financing Authority,
Exempt Facilities Revenue, Reliant Energy Seward LLC Project,
Series A, AMT, 1.8%*, 12/1/2036, Barclays Bank PLC (b)                                     11,000,000            11,000,000
Pennsylvania, General Obligation, Merlots,
Series A-15, 144A, 1.84%*, 1/1/2017 (a)                                                     4,065,000             4,065,000
Pennsylvania, Higher Educational Assistance Agency,
Student Loan Revenue, Series A, AMT, 1.8%*, 3/1/2027 (a)                                    1,380,000             1,380,000
Pennsylvania, Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A,
1.77%*, 8/1/2035, Citizens Bank of PA (b)                                                   1,700,000             1,700,000
Pennsylvania, State Higher Education Facilities
Authority Revenue, Modal-Drexel University, Series B,
1.76%*, 5/1/2033, Allied Irish Bank PLC (b)                                                 8,700,000             8,700,000
                                                                                                                -----------
                                                                                                                 59,967,658

South Carolina 0.4%
South Carolina, Educational Facilities Authority for
Private Nonprofit Institutions, Coker College,
1.84%*, 6/1/2019, Wachovia Bank NA (b)                                                      2,300,000             2,300,000
                                                                                                                -----------
Tennessee 1.3%
Clarksville, TN, Public Building Authority Revenue,
Pooled Financing Program, 1.75%*, 7/1/2031,
Bank of America NA (b)                                                                      2,350,000             2,350,000
Memphis, TN, General Obligation:
1.18%, 11/10/2004                                                                           5,000,000             5,000,000
Montgomery County, TN, Public Building Authority
Pooled Financing Revenue, Tennessee County Loan
Program, 1.75%*, 4/1/2032, Bank of America NA (b)                                             615,000               615,000
                                                                                                                -----------
                                                                                                                  7,965,000

Texas 16.2%
Austin, TX, Electric Utility Systems Revenue,
Series R-1057, 1.81%*, 11/15/2021 (a)                                                       4,805,000             4,805,000
Austin, TX, Water & Waste, Water Systems
Revenue, Series B-27, 1.84%*, 11/15/2026 (a)                                                5,265,000             5,265,000
Brazos River, TX, Pollution Control Revenue, Series D-1,
AMT, 1.86%*, 5/1/2033, Credit Suisse First Boston (b)                                       2,470,000             2,470,000
Gulf Coast, TX, Waste Disposal Authority, Environmental
Facilities Revenue, Waste Corp. Texas Project, AMT,
1.84%*, 9/1/2022, Wells Fargo Bank of Texas NA (b)                                          5,630,000             5,630,000
Houston, TX, Airport System Revenue, Special
Facilities, 1.81%*, 7/1/2032 (a)                                                           10,735,000            10,735,000
Houston, TX, General Obligation, Series 781, 1.8%*, 3/1/2009 (a)                            4,000,000             4,000,000
Houston, TX, Utility Systems Revenue, 1.8%, 11/8/2004                                       3,000,000             3,000,000
Houston, TX, Water & Sewer System Revenue,
Series 120, 1.8%*, 12/1/2023                                                                2,000,000             2,000,000
San Antonio, TX, Electric & Gas:
Series A, 1.75%, 11/16/2004                                                                 7,000,000             7,000,000
Series A, 1.78%, 11/15/2004                                                                 6,900,000             6,900,000
San Antonio, TX, Electric & Gas Revenue,
Series 1700, 1.81%*, 2/1/2010                                                               6,590,000             6,590,000
San Antonio, TX, Water Systems Revenue, 1.25%, 12/8/2004                                    3,450,000             3,450,000
Texas, Floating Rate Trust Receipts, Series L62J-D,
144A, 1.8%*, 8/31/2005                                                                      3,000,000             3,000,000
Texas, Lower Colorado River Authority, 1.7%, 11/3/2004                                      3,700,000             3,700,000
Texas, State General Obligation, Tax & Revenue
Anticipation Notes, 3.0%, 8/31/2005                                                        13,000,000            13,148,603
Texas, University of Texas, 1.7%*, 12/8/2004                                               10,000,000            10,000,000
Texas, University of Texas Revenue, Merlots,
Series B-14, 1.82%*, 8/15/2022                                                              4,590,000             4,590,000
                                                                                                                -----------
                                                                                                                 96,283,603

Utah 2.7%
Alpine, UT, General Obligation, School District,
Floater-PT-436, 144A, 1.8%*, 3/15/2009                                                      9,100,000             9,100,000
Salt Lake County, UT, Tax & Revenue
Anticipation Notes, 2.5%, 12/30/2004                                                        4,600,000             4,608,455
Utah, Housing Finance Agency, Single Family
Mortgage, Series E-1, AMT, 1.8%*, 7/1/2031                                                  2,475,000             2,475,000
                                                                                                                -----------
                                                                                                                 16,183,455

Vermont 1.0%
Vermont, Student Assistance Corp., Student Loan
Revenue, 1.65%*, 1/1/2008, State Street Bank & Trust Co. (b)                                5,800,000             5,800,000
                                                                                                                -----------
Washington 2.0%
Grant County, WA, Public Utilities District Number 002,
Electric Revenue, Series 780, 1.8%*, 1/1/2010 (a)                                           6,125,000             6,125,000
Washington, General Obligation, Series A-11,
1.84%*, 6/1/2017 (a)                                                                        5,735,000             5,735,000
                                                                                                                -----------
                                                                                                                 11,860,000

Wisconsin 0.8%
Manitowoc, WI, Industrial Development Revenue,
Kaysun Corp. Project, AMT, 1.92%*, 5/1/2015,
Bank One Wisconsin (b)                                                                      1,520,000             1,520,000
Wisconsin, Health & Educational Facilities
Authority Revenue, Wisconsin Lutheran College,
1.79%*, 9/1/2031, US Bank NA (b)                                                              500,000               500,000
Wisconsin, Transportation Authority Revenue, 1.4%, 12/10/2004                               2,500,000             2,500,000
                                                                                                                -----------
                                                                                                                  4,520,000

Multi-State 0.5%
ABN AMRO Munitops Certificates Trust,
Series 2004-38, 144A, 1.28%*, 2/15/2011                                                     3,000,000             3,000,000
                                                                                                                -----------

Total Municipal Investments (Cost $592,951,422)                                                                 592,951,422
                                                                                                                -----------

                                                                                                 % of
                                                                                           Net Assets              Value ($)
                                                                                           ----------              ---------

Total Investment Portfolio  (Cost $592,951,422)                                                  99.6           592,951,422
Other Assets and Liabilities, Net                                                                 0.4             2,673,362
                                                                                                                -----------
Net Assets                                                                                      100.0           595,624,784
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2004.

(a) Bond is insured by one of these companies:

                                                                              As a % of Total
Insurance Coverage                                                            Investment Portfolio
---------------------------------------------------------------------------------------------------
MBIA        Municipal Bond Investors Assurance                                                11.4
---------------------------------------------------------------------------------------------------
FSA         Financial Security Assurance                                                       9.2
---------------------------------------------------------------------------------------------------
AMBAC       AMBAC Assurance Corp.                                                              4.1
---------------------------------------------------------------------------------------------------
FGIC        Financial Guaranty Insurance Company                                               3.3
---------------------------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax-Exempt Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax-Exempt Money Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004